Impairment test on Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of impairment of assets [Abstract]
Schedule of Oil Price Scenarios Used in Impairment Testing

Table Oil price scenarios (a):

	Amounts in US$per Bbl.
				Weighted market price
				used for the
Year	Low price (15%)	Middle price (60%)	High price (25%)	impairment test
2020	66.0	66.0	66.0	66.0
2021	51.8	69.0	75.9	68.1
2022	53.7	71.6	78.8	70.7
Over 2023	54.8	73.1	80.4	72.2
(a)	The percentages indicated between brackets represent the Group estimation regarding each price scenario

Schedule of Amounts of Impairment Loss Reversed (Recognized)

Amounts in US$‘000	2019	2018	2017
Colombia (a)	—	11,531	—
Chile (b)	—	(6,549)	—
Argentina (c)	(7,559)	—	—
Total	(7,559)	4,982	—
(a)

Reversal of impairment losses due to increases in estimated market prices and improvements in cost structure, and also the known fair value less costs of disposal of the La Cuerva and Yamu Blocks (see Note 36.2).

(b)	Recognition of impairment loss due to the termination of the sales agreement for the TdF’s blocks, with no renovation in place as of the date of these consolidated financial statements.
(c)	Recognition of impairment loss for the total amount capitalized in the CN-V Block due to a negative revision of reserves at year-end.